General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 29, 2023
General (Details) [Line Items]
Accumulated losses	$ (75,409)	$ (58,431)
Generated losses	(16,978)	(9,895)	$ (3,730)
Operating activities	$ (14,292)	$ (12,605)	$ (3,690)
Subsequent Event [Member]
General (Details) [Line Items]
Cash, cash equivalents and short term deposits				$ 20,216